Leases - Summary of Undiscounted Minimum Lease Payments Receivables (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Operating Leases, Future Minimum Payments Receivable [Abstract]
Within one year	¥ 1,020,952	¥ 2,373,333
One to two years	132,885	2,238,413
Two to three years	9,524
Total	¥ 1,163,361	¥ 4,611,746